Federated Hermes Core Bond Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—30.2%
	U.S. Treasury Bonds—8.9%
$ 600,000	1.750%, 8/15/2041	$ 411,213
670,000	2.375%, 11/15/2049	487,434
	TOTAL	898,647
	U.S. Treasury Notes—21.3%
1,035,000	1.250%, 8/15/2031	840,087
1,080,000	2.500%, 3/31/2027	1,013,671
310,000	3.000%, 7/15/2025	300,265
	TOTAL	2,154,023
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,493,188)	3,052,670
	COMMERCIAL MORTGAGE-BACKED SECURITY—9.2%
	Non-Agency Commercial Mortgage-Backed Security—9.2%
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	927,186
	MORTGAGE-BACKED SECURITIES—7.4%
	Federal Home Loan Mortgage Corporation—5.0%
248,067	2.500%, 12/1/2051	210,688
239,482	3.000%, 7/1/2051	211,497
12,716	7.500%, 1/1/2027	13,098
1,633	7.500%, 1/1/2031	1,734
624	7.500%, 1/1/2031	652
1,060	7.500%, 1/1/2031	1,121
11,766	7.500%, 2/1/2031	12,482
45,476	7.500%, 2/1/2031	47,903
	TOTAL	499,175
	Federal National Mortgage Association—1.7%
14,987	5.000%, 4/1/2036	15,092
107,949	5.500%, 11/1/2035	111,063
20,516	6.000%, 2/1/2026	20,581
1,819	6.000%, 5/1/2036	1,896
367	6.500%, 7/1/2029	379
613	6.500%, 5/1/2030	632
1,262	6.500%, 2/1/2031	1,311
2,532	6.500%, 4/1/2031	2,634
186	6.500%, 4/1/2031	194
3,232	6.500%, 5/1/2031	3,360
2,937	6.500%, 6/1/2031	3,052
5,965	6.500%, 7/1/2031	6,223
721	6.500%, 8/1/2031	743
709	7.000%, 4/1/2029	741
3,533	7.000%, 5/1/2029	3,667
1,327	7.000%, 2/1/2030	1,390
1,648	8.000%, 12/1/2026	1,700
	TOTAL	174,658
	Government National Mortgage Association—0.7%
3,574	5.000%, 7/15/2023	3,568

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 4,633		7.000%, 10/15/2028	$ 4,778
917		7.000%, 12/15/2028	947
2,409		7.000%, 2/15/2029	2,457
1,088		7.000%, 6/15/2029	1,127
3,645		8.000%, 10/15/2030	3,841
51,667		8.000%, 11/15/2030	54,730
		TOTAL	71,448
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $763,079)	745,281
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	44,630
		Single Family Rental Security—0.8%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	78,214
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,945)	122,844
	[1]	ADJUSTABLE RATE MORTGAGES—0.7%
		Federal Home Loan Mortgage Corporation ARM—0.1%
13,826		3.965%, 7/1/2035	13,881
		Federal National Mortgage Association ARM—0.6%
43,826		2.550%, 2/1/2036	44,735
18,447		3.995%, 7/1/2034	18,568
		TOTAL	63,303
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $76,102)	77,184
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Federal National Mortgage Association—0.1%
14,562		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	14,774
		Non-Agency Mortgage-Backed Securities—0.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	6,130
3,131	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	448
		TOTAL	6,578
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $75,615)	21,352
		INVESTMENT COMPANIES—50.9%
203,763		Federated Hermes Corporate Bond Strategy Portfolio	1,962,232
858,856		Federated Hermes Government Obligations Fund, Class Premier, 4.15%[3]	858,856
277,836		Mortgage Core Fund	2,328,268
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,988,300)	5,149,356
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $11,575,219)	10,095,873
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	22,405
		TOTAL NET ASSETS—100%	$10,118,278

At December 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$125,344	March 2023	$(416)
United States Treasury Notes 2-Year Long Futures	3	$615,234	March 2023	$559
United States Treasury Notes 5-Year Long Futures	4	$431,719	March 2023	$(383)
United States Treasury Notes 10-Year Long Futures	2	$224,594	March 2023	$(1,161)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	2	$236,562	March 2023	$457
United States Treasury Ultra Bond Short Futures	1	$134,313	March 2023	$303
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(641)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,450,463 and $245,235, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2022	$2,200,797	$824,306	$3,233,680	$6,258,783
Purchases at Cost	$—	$1,173,700	$28,452	$1,202,152
Proceeds from Sales	$(300,000)	$(1,139,150)	$(980,000)	$(2,419,150)
Change in Unrealized Appreciation/Depreciation	$125,439	N/A	$93,567	$219,006
Net Realized Gain/(Loss)	$(64,004)	N/A	$(47,431)	$(111,435)
Value as of 12/31/2022	$1,962,232	$858,856	$2,328,268	$5,149,356
Shares Held as of 12/31/2022	203,763	858,856	277,836	1,340,455
Dividend Income	$21,848	$—	$28,452	$50,300

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$3,052,670	$—	$3,052,670
Commercial Mortgage-Backed Security	—	927,186	—	927,186
Mortgage-Backed Securities	—	745,281	—	745,281
Asset-Backed Securities	—	122,844	—	122,844
Adjustable Rate Mortgages	—	77,184	—	77,184
Collateralized Mortgage Obligations	—	21,352	—	21,352
Investment Companies	5,149,356	—	—	5,149,356
TOTAL SECURITIES	$5,149,356	$4,946,517	$—	$10,095,873
Other Financial Instruments:[1]
Assets	$1,319	$—	$—	$1,319
Liabilities	(1,960)	—	—	(1,960)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(641)	$—	$—	$(641)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit